CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS
Accumulated depreciation	$ 1,112	$ 1,088	$ 997